Financial Instruments - Fair Value of Financial Instruments (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Derivatives | Derivatives contract, net
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	$ (12)	$ (4)
Financial liabilities, at fair value	(12)	(4)
Long-term debt | Total long-term debt
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	(1,876)	(1,576)
Financial liabilities, at fair value	(1,871)	(1,626)
Liability derivatives
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	(24)	(33)
Financial liabilities, at fair value	(24)	(33)
Derivatives | Derivatives contract, net
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	23	27
Financial assets, at fair value	23	27
Equity investments | Equity investments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	1	1
Financial assets, at fair value	1	1
Asset derivatives
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	7	4
Financial assets, at fair value	$ 7	$ 4